Value of Business Acquired (Tables)	12 Months Ended
Dec. 31, 2017
Changes to Value of Business Acquired

The following changes to the VOBA asset occurred for the years ended December 31, 2017, 2016 and 2015:

($ in thousands)	2017	2016	2015
Balance at beginning of period	$186,701	$247,702	$231,521
Business acquired	—	—	—
Amortized to expense during the year (1)	(29,827)	(30,053)	(40,880)
Adjustment for unrealized investment losses during the year	(21,843)	(30,948)	57,061

Balance at end of year	$135,031	$186,701	$247,702

(1)	Amount is included in Operating and acquisition expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)

Estimated Percentage of VOBA Balance to Be Amortized	The estimated percentages of the VOBA balance to be amortized for the years indicated were as follows:

VOBA Amortization
2018	13%
2019	11%
2020	9%
2021	8%
2022 and thereafter	59%